Income tax (Tables)	12 Months Ended
Sep. 30, 2018
Income tax
Schedule of reconciliation to profit before income tax

	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017
Profit before income tax	11,731	11,515	10,644	10,895	10,463

Tax at the Australian company tax rate of 30%	3,519	3,455	3,193	3,269	3,139
The effect of amounts which are not deductible/ (assessable) in calculating taxable income
Hybrid capital distributions	69	64	50	69	64
Life insurance:
Tax adjustment on policyholder earnings	24	8	(2)	-	-
Adjustment for life business tax rates	(1)	(1)	-	-	-
Dividend adjustments	(1)	(3)	(4)	(604)	(558)
Other non-assessable items	(5)	(3)	(10)	(2)	(2)
Other non-deductible items	64	32	35	34	25
Adjustment for overseas tax rates	(28)	(30)	(26)	(3)	(5)
Income tax (over)/under provided in prior years	9	4	(65)	-	1
Other items	(18)	(8)	13	(12)	(44)

Total income tax expense	3,632	3,518	3,184	2,751	2,620

Income tax analysis
Income tax expense comprises:
Current income tax	3,704	3,404	3,351	2,806	2,367
Movement in deferred tax	(81)	110	(102)	(55)	252
Income tax (over)/under provision in prior years	9	4	(65)	-	1

Total income tax expense	3,632	3,518	3,184	2,751	2,620

Total Australia	3,178	3,072	2,835	2,677	2,544
Total Overseas	454	446	349	74	76

Total income tax expense1	3,632	3,518	3,184	2,751	2,620

1As the Bank Levy is not a levy on income, it is not included in income tax. It is included in Note 3 Net interest income.

Schedule of temporary differences attributable to deferred tax assets and deferred tax liabilities

Deferred tax assets

	Consolidated		Parent Entity
$m	2018	2017	2018	2017

Amounts recognised in the income statements

Provisions for impairment charges on loans	827	847	708	701

Provision for long service leave, annual leave and other employee benefits	323	321	301	292

Financial instruments	5	3	2	4

Property and equipment	196	198	177	180
Other provisions	322	239	299	223

Other liabilities	119	100	112	99

Total amounts recognised in the income statements	1,792	1,708	1,599	1,499

Amounts recognised directly in other comprehensive income
Cash flow hedges1	50	63	31	41

Defined benefit	-	3	-	3

Total amounts recognised directly in other comprehensive income1	50	66	31	44

Gross deferred tax assets1	1,842	1,774	1,630	1,543

Set-off of deferred tax assets and deferred tax liabilities1	(662)	(662)	(528)	(490)

Net deferred tax assets	1,180	1,112	1,102	1,053

Movements
Opening balance	1,112	1,351	1,053	1,399
Recognised in the income statements	84	(387)	100	(313)
Recognised in other comprehensive income1	(16)	(85)	(13)	(69)

Set-off of deferred tax assets and deferred tax liabilities1	-	233	(38)	36

Closing balance	1,180	1,112	1,102	1,053

Deferred tax liabilities

	Consolidated		Parent Entity

$m	2018	2017	2018	2017

Amounts recognised in the income statements
Financial instruments	-	3	-	3
Finance lease transactions	158	106	161	83
Property and equipment	135	162	135	163
Life insurance assets	51	47	-	-

Other assets	312	335	213	215

Total amounts recognised in the income statements	656	653	509	464

Amounts recognised directly in other comprehensive income

Available-for-sale securities1	10	19	7	26

Defined benefit	14	-	15	-

Total amounts recognised directly in other comprehensive income1	24	19	22	26

Gross deferred tax liabilities1	680	672	531	490

Set-off of deferred tax assets and deferred tax liabilities1	(662)	(662)	(528)	(490)

Net deferred tax liabilities	18	10	3	-

Movements
Opening balance	10	36	-	-

Recognised in the income statements	3	(277)	45	(61)

Recognised in other comprehensive income1	5	18	(4)	25

Set-off of deferred tax assets and deferred tax liabilities1	-	233	(38)	36

Closing balance	18	10	3	-

1Comparatives have been revised for consistency.

Schedule of unrecognised deferred tax balances

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Unrecognised deferred tax asset

Tax losses on revenue account	190	213	151	162

Unrecognised deferred tax liability

Gross retained earnings of subsidiaries which the Parent Entity does

not intend to distribute in the foreseeable future	58	51	-	-